Share-based payments - Changes in Outstanding Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	534,000	2,066,000	2,826,000
Exercised (in shares)	(287,000)	(1,474,000)	(625,000)
Forfeitures and cancellations (in shares)	(33,000)	(58,000)	(107,000)
Resignations (in shares)			(28,000)
Outstanding at end of year (in shares)	214,000	534,000	2,066,000
Vested and exercisable at end of year (in shares)	214,000	534,000	2,066,000
Additional Disclosures
Aggregate intrinsic value, Exercised	$ 10,172	$ 32,333	$ 8,938
Aggregate intrinsic value, Outstanding at end of year	$ 3,665	$ 11,700	$ 38,489
1997 Stock Option Plan
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	58,000	116,000	218,000
Exercised (in shares)	0	0	0
Forfeitures and cancellations (in shares)	(33,000)	(58,000)	(102,000)
Resignations (in shares)			0
Outstanding at end of year (in shares)	25,000	58,000	116,000
Vested and exercisable at end of year (in shares)	25,000	58,000	116,000
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 113.46	$ 132.13	$ 135.19
Exercised (in dollars per share)	0.00	0.00	0.00
Forfeitures and cancellations (in dollars per share)	150.46	151.20	138.79
Resignations, retirements, redundancies (in dollars per share)			0.00
Outstanding at end of year (in dollars per share)	64.51	113.46	132.13
Vested and exercisable at end of year (in dollars per share)	$ 64.51	$ 113.46	$ 132.13
Additional Disclosures
Weighted average remaining life, Outstanding at end of year	2 months 11 days	7 months 17 days	1 year 2 months 5 days
Weighted average remaining life, Vested and exercisable at end of year	2 months 11 days	7 months 17 days	1 year 2 months 5 days
2010 Stock Option Plan
Number of shares transferable upon exercise
Outstanding at beginning of year (in shares)	476,000	1,950,000	2,608,000
Exercised (in shares)	(287,000)	(1,474,000)	(625,000)
Forfeitures and cancellations (in shares)	0	0	(5,000)
Resignations (in shares)			(28,000)
Outstanding at end of year (in shares)	189,000	476,000	1,950,000
Vested and exercisable at end of year (in shares)	189,000	476,000	1,950,000
Weighted average exercise price
Outstanding at beginning of year (in dollars per share)	$ 11.73	$ 11.57	$ 11.60
Exercised (in dollars per share)	11.56	11.51	11.68
Forfeitures and cancellations (in dollars per share)	0.00	0.00	11.50
Resignations, retirements, redundancies (in dollars per share)			11.50
Outstanding at end of year (in dollars per share)	11.98	11.73	11.57
Vested and exercisable at end of year (in dollars per share)	$ 11.98	$ 11.73	$ 11.57
Additional Disclosures
Weighted average remaining life, Outstanding at end of year	1 year 7 months 30 days	2 years 5 months 23 days	3 years 5 months 1 day
Weighted average remaining life, Vested and exercisable at end of year	1 year 7 months 30 days	2 years 5 months 23 days	3 years 5 months 1 day